Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Loss for the year	$ (374,511)	$ (188,030)	[1]	$ (140,287)	[1]
Adjustments to reconcile Loss for the year to net cash used in operating activities:
Recapitalization transaction expense	148,722	0		0
Share-based compensation	46,307	9,557		7,966
Depreciation and amortization	35,004	14,487		2,496
Change in fair value of warrant liabilities	(27,811)	0		0
Gain on remeasurement of equity interest	(10,495)	0		0
Finance costs	14,291	4,530		1,116
Gain on sale of subsidiary	(3,917)	0		0
Share of loss of equity-accounted investees	2,602	1,124		0
Taxation	(1,474)	4,639		(5,559)
Impairment expense	941	6,436		0
Exchange (gain) / loss	(868)	2,836		(17,075)
Finance income	(326)	(610)		(1,015)
Cash flows from (used in) operations before changes in working capital	(171,535)	(145,031)		(152,358)
Working capital adjustments
(Increase) / Decrease in trade and other receivables	(21,829)	738		(9,308)
Increase / (Decrease) in trade and other payables	47,496	2,323		18,052
(Increase) / Decrease in assets held for sale	0	(3,282)		0
Increase / (Decrease) liabilities directly associated with the assets held for sale	0	1,822		0
Net cash used in operating activities	(145,868)	(143,430)		(143,614)
Cash flows from investing activities
Development costs capitalized	(32,120)	(36,509)		(36,036)
Acquisitions, net of cash acquired	(13,798)	(25,671)		0
Capital expenditure	(8,103)	(719)		(1,915)
Purchase of shares in associates and joint ventures	(5,000)	(10,000)		0
Cash assumed upon consolidation through control	3,792	0		0
Proceeds from sale of investment in subsidiary	2,213	0		0
Payment of lease deposit	(2,105)	0		0
Interest received	326	673		1,015
Net cash used in investing activities	(54,795)	(72,226)		(36,936)
Cash flows from financing activities
Proceeds from issuance of notes and warrants	270,563	0		0
Proceeds from issuance of share capital	229,311	12,096		320,334
Repayment of cash loan	(82,000)	0		(1,231)
Payment of equity and debt issuance costs	(36,043)	(10,245)		(773)
Repayments of borrowings	(7,431)	0		0
Interest paid	(5,219)	(252)		(851)
Principal payments on leases	(4,156)	(1,541)		(1,228)
Payments to acquire non-controlling interests	(2,352)	0		0
Proceeds from issuance of convertible loan notes	0	100,000		51,064
Repayment of convertible loan notes	0	0		(14,794)
Other financing activities, net	(470)	0		0
Net cash provided by financing activities	362,203	100,058		352,521
Net increase / (decrease) in cash and cash equivalents	161,540	(115,598)		171,971
Cash and cash equivalents at January 1,	101,757	214,888		46,031
Effect of movements in exchange rate on cash held	(716)	2,467		(3,114)
Cash and cash equivalents at December 31,	262,581	101,757		214,888
Non-cash financing and investing activities:
Acquisition date fair value of Higi upon consolidation	86,043	0		0
Conversion of borrowings	70,000	0		0
Acquisitions of non-controlling interests	(54,662)	0		0
Fair value of warrants issued in Merger	(31,009)	0		0
Fair value of warrants issued in connection with Loans and borrowings	(16,930)	0		0
Equity and debt issuance costs in accruals and provisions	(4,521)	0		0
Equity issued as consideration for acquisitions	(2,349)	0		0
Share-based compensation expense capitalized in development costs	$ (1,879)	$ (7,616)		$ 0

[1]	Restated to reflect reclassification of certain expense items described in Note 2.